Trade Notes and Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2013
Receivables

Receivables at March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Trade notes	¥121,423	¥108,390
Accounts receivable	502,141	464,884

Total	623,564	573,274
Less: allowance-current	(16,660)	(13,525)

Trade notes and accounts receivable	¥606,904	¥559,749

Long-term trade receivables, gross	237,159	186,012
Less: allowance-noncurrent	(1,334)	(1,718)

Long-term trade receivables	235,825	184,294

Roll-Forward Schedule of Allowance for Credit Losses of Financing Receivables

The roll-forward schedule of the allowance for credit losses of the financing receivables for the years ended March 31, 2013, 2012 and 2011 are as follows:

	Millions of yen
	2013	2012	2011
Balance at beginning of year	¥7,750	¥7,474	¥7,550
Provision	1,094	1,256	2,277
Charge-offs	(794)	(1,004)	(1,855)
Other	1,144	24	(498)

Balance at end of year	¥9,194	¥7,750	¥7,474

Lease Receivables

At March 31, 2013 and 2012, lease receivables comprised the following:

	Millions of yen
	2013	2012
Minimum lease payments receivable	¥225,463	¥232,798
Unearned income	(19,252)	(21,839)

Net lease receivables	¥206,211	¥210,959